Convertible Debt – Related Party (Details) - Schedule of Convertible Debt - 2019 and 2020 Convertible Loans [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible Debt – Related Party (Details) - Schedule of Convertible Debt [Line Items]
Beginning balance	$ 32,181	$ 32,221
Accretion		1,768
Effects of currency translation	937	(1,808)
Ending balance	$ 33,118	$ 32,181